Stock-based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended			9 Months Ended		12 Months Ended
	Jul. 03, 2011	Jul. 03, 2010	Jul. 03, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 2.29
Expected life						9 years 2 months 12 days
Dividend rate						0.00%
Allocated share-based compensation expense						$ 1
Stock option granted to director						1,432,693
Exercise prices for outstanding options						$ 2.90	$ 2.61
Stock-based Compensation (Textual) [Abstract]
Range of risk-free interest rates, Minimum						0.16%
Range of risk-free interest rates, Maximum						3.49%
Expected volatility rate, Minimum						34.50%
Expected volatility rate, Maximum						41.50%
Maximum shares issued or transferred						19,275,900
Common stock, issued						100,000,000	100,000,000
Director compensation						1	1	1
Employee compensation	1	3	1		2	2	3	1
Recognized tax benefit						0
Unrecognized compensation costs related to unvested options						4
Unrecognized compensation costs recognized over weighted average period						3 years 1 month 6 days
Weighted average contractual life						6 years 4 months 24 days
Weighted average remaining contractual life options exercisable						5 years 9 months 18 days
Weighted average remaining contractual life options expected						6 years 6 months
Aggregate intrinsic value						1
Total amount of cash received and total intrinsic value						$ 0	$ 0	$ 0
Weighted average remaining contractual life outstanding						3 years 1 month 6 days
2007 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 1.14
Exchange ratio outstanding						$ 38.5518
Employee option grants, description						four or five-year period
Period of employee option grants, vesting period						4 years
Period of employee option grants, vesting period, Maximum						5 years
Stock option granted to director								77,103
2011 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available to be granted under 2011 Equity Plan						1,890,756
Tranche A options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 2
Risk free interest rate						2.21%
Expected volatility rate						37.40%
Dividend rate						0.00%
Weighted average expected life						6 years 3 months
Tranche B options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 1
Tranche C options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 1
Tranche A RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date approximate fair value						$ 1
Compensation cost						less than $1
Tranche B RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date approximate fair value						$ 1
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date approximate fair value						$ 1
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life						30 years
Grant date approximate fair value						$ 4.69
Weighted average expected life						21 years 4 months 24 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices for outstanding options						$ 2.59
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices for outstanding options						$ 4.85